Events after balance sheet date (Details)		12 Months Ended
	Mar. 17, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EquityInstruments	Dec. 31, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised | EquityInstruments		754,605	567,270	368,200
Exercise of Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised	152,220
Average exercise price warrants | € / shares	€ 35.18
Increase to share capital and issuance premium due to warrants issued	€ 5,354,538.80
Number of shares issued | shares	152,220
Closing share price | € / shares	€ 141.40
CEO [member] | Exercise of Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised	15,000
Members of Executive Committee [member] | Exercise of Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised	15,000
Members of Board of Directors [member] | Exercise of Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised	17,520